CONCENTRATIONS OF RISK (Tables)	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
SCHEDULE OF OUTSANDING PAYABLE
	As at Dec 31, 2023		As at Dec 31, 2024
	Percentage of Purchases	Accounts payable	Percentage of purchases	Accounts Payable
	%	‘000%		‘000

Vendor A	71.1%	6,602	67.2	7,141